Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2022
Board of Directors, Senior Management and Key management personnel
Schedule of information about key management personnel

As of December 31, 2022, and 2021, the number of the key management personnel is 142 and 127, respectively.

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
Key management personnel compensation	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	29,633	31,560	23,770